SEGMENT INFORMATION - Financial Information by Geographic Regions (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Disclosure of geographical areas [line items]
Revenue	$ 8,203	$ 7,239	$ 6,135
Non-current assets	108,354	115,406
United States
Disclosure of geographical areas [line items]
Revenue	5,926	4,914	4,127
Non-current assets	75,118	84,648
Canada
Disclosure of geographical areas [line items]
Revenue	536	563	462
Non-current assets	5,157	4,535
Australia
Disclosure of geographical areas [line items]
Revenue	210	240	227
Non-current assets	3,316	3,631
Europe
Disclosure of geographical areas [line items]
Revenue	901	944	829
Non-current assets	15,412	14,051
Brazil
Disclosure of geographical areas [line items]
Revenue	117	113	134
Non-current assets	2,121	1,901
China
Disclosure of geographical areas [line items]
Revenue	6	7	1
Non-current assets	94	389
India
Disclosure of geographical areas [line items]
Revenue	288	247	161
Non-current assets	3,880	3,142
South Korea
Disclosure of geographical areas [line items]
Revenue	219	211	194
Non-current assets	3,089	2,986
United Arab Emirates
Disclosure of geographical areas [line items]
Revenue	0	0	$ 0
Non-current assets	$ 167	$ 123